INCOME TAXES	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES

6. INCOME TAXES

The Company has not recorded any income tax expense or benefit in either the six months ended June 30, 2025 or June 30, 2024 as it has had cumulative tax losses in all jurisdictions where it conducts business. Since our inception, we have not recorded any income tax benefits for the net losses we have incurred or for our other deferred tax assets, as we believe that it is more likely than not that all of our deferred tax assets will not be realized. Accordingly, we have recorded a full valuation allowance against our net deferred tax assets.

In July 2025, the One Big Beautiful Bill Act (the “OBBB”) was enacted into law, extending key provisions of 2017 Tax Act. The OBBB brought back accelerated depreciation for property acquired and placed in service after January 19, 2025, and restored expensing of domestic research expenditures for years beginning after December 31, 2024. Additionally, the bill also amended the interest expenses limitation to EBITDA-based instead of EBIT, international tax provisions on global intangible low-tax income, foreign derived intangible income, and base erosion and anti-abuse tax. The company is still evaluating the impact of OBBB on our consolidated financial statements.